Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 209,383,966.16
Previously Paid Amount	0.00
Total Fee Amount	28,915.92
Total Offset Amount	0.00
Net Fee	$ 28,915.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A